UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------


                    Date of reporting period: April 30, 2004
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                            Capital Investment Group
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.86%

Apparel - 3.53%
     Jones Apparel Group, Inc. .....................................................                52,000             $  1,903,200
                                                                                                                       ------------

Biotechnology - 1.77%
  (a)Telik, Inc. ...................................................................                40,500                  950,535
                                                                                                                       ------------

Coal - 2.16%
     CONSOL Energy Inc. ............................................................                40,600                1,162,378
                                                                                                                       ------------

Commercial Services - 2.17%
  (a)Alderwoods Group, Inc. ........................................................                28,900                  354,892
  (a)Sylvan Learning Systems, Inc. .................................................                23,100                  814,275
                                                                                                                       ------------
                                                                                                                          1,169,167
                                                                                                                       ------------
Computers - 6.55%
  (a)Cognizant Technology Solutions Corporation ....................................                26,100                1,129,086
  (a)Mobility Electronics Inc. .....................................................                65,500                  536,445
  (a)M-Systems Flash Disk Pioneers Ltd. ............................................                28,300                  493,835
  (a)Overland Storage, Inc. ........................................................                45,300                  642,807
  (a)Radisys Corporation ...........................................................                38,700                  722,529
                                                                                                                       ------------
                                                                                                                          3,524,702
                                                                                                                       ------------
Diversified Financial Services - 1.47%
  (a)AmeriCredit Corporation .......................................................                48,900                  792,669
                                                                                                                       ------------

Electric - 1.55%
  (a)Reliant Energy, Inc. ..........................................................               100,500                  835,155
                                                                                                                       ------------

Electrical Components & Equipment - 3.20%
  (a)Aura Systems, Inc. ............................................................             2,777,336                   97,206
  (a)GrafTech International Ltd. ...................................................                78,900                  699,843
  (a)Power-One, Inc. ...............................................................               107,600                  925,360
                                                                                                                       ------------
                                                                                                                          1,722,409
                                                                                                                       ------------
Energy - Alternate Sources - 0.66%
  (a)Quantum Fuel Systems Technologies Worldwide, Inc. .............................                58,400                  355,072
                                                                                                                       ------------

Entertainment - 1.65%
  (a)Scientific Games Corporation ..................................................                49,300                  889,372
                                                                                                                       ------------

Food - 1.28%
  (a)John B. Sanfilippo & Son, Inc. ................................................                22,000                  690,140
                                                                                                                       ------------




                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Healthcare - Products - 7.18%
  (a)Abaxis, Inc. ................................................................                  40,000             $    711,200
  (a)American Medical Systems Holdings, Inc. .....................................                  36,000                  934,560
  (a)INAMED Corporation ..........................................................                  37,650                2,215,326
                                                                                                                       ------------
                                                                                                                          3,861,086
                                                                                                                       ------------
Healthcare - Services - 2.64%
  (a)American Healthways, Inc. ...................................................                  24,900                  603,327
  (a)LifePoint Hospitals, Inc. ...................................................                  22,800                  815,328
  (a)Medical Resources, Inc. .....................................................                   4,885                        1
                                                                                                                       ------------
                                                                                                                          1,418,656
                                                                                                                       ------------
Homebuilders - 2.67%
     KB Home Corporation .........................................................                  10,000                  689,300
  (a)Levitt Corporation ..........................................................                  32,700                  745,560
                                                                                                                       ------------
                                                                                                                          1,434,860
                                                                                                                       ------------
Internet - 8.35%
  (a)At Road, Inc. ...............................................................                  45,800                  385,636
  (a)CheckFree Corporation .......................................................                  30,000                  901,200
  (a)Chordiant Software Inc. .....................................................                 153,200                  597,480
  (a)Interwoven, Inc. ............................................................                  75,900                  636,801
  (a)Netease.com, Inc. - ADR .....................................................                  17,400                  713,748
  (a)Sohu.com Inc. ...............................................................                  29,600                  495,504
  (a)SupportSoft, Inc. ...........................................................                  61,900                  612,191
  (a)Verso Technologies, Inc. ....................................................                 100,700                  150,043
                                                                                                                       ------------
                                                                                                                          4,492,603
                                                                                                                       ------------
Investment Companies - 1.40%
     American Capital Strategies, Ltd. ...........................................                  28,600                  750,750
                                                                                                                       ------------

Media - 2.37%
  (a)Central European Media Enterprises Ltd. - ADR ...............................                  24,700                  449,540
  (a)Cumulus Media, Inc. .........................................................                  39,200                  823,984
                                                                                                                       ------------
                                                                                                                          1,273,524
                                                                                                                       ------------
Miscellaneous - Manufacturing - 1.58%
  (a)Applied Films Corporation ...................................................                  24,000                  571,200
     Harsco Corporation ..........................................................                   6,400                  278,592
                                                                                                                       ------------
                                                                                                                            849,792
                                                                                                                       ------------
Oil & Gas - 2.68%
  (a)Giant Industries, Inc. ......................................................                  39,900                  734,958
  (a)Patterson Energy, Inc. ......................................................                  19,500                  705,705
                                                                                                                       ------------
                                                                                                                          1,440,663
                                                                                                                       ------------




                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Packaging & Containers - 1.82%
  (a)Crown Holdings, Inc. ......................................................                   115,800             $    977,352
                                                                                                                       ------------

Pharmaceuticals - 7.36%
  (a)Accredo Health, Inc. ......................................................                    18,700                  722,755
  (a)Atrix Laboratories, Inc. ..................................................                     6,600                  199,056
  (a)Axcan Pharma Inc. .........................................................                    46,300                  793,119
  (a)Bradley Pharmaceuticals, Inc. .............................................                    31,200                  818,064
  (a)QLT, Inc. .................................................................                    32,800                  884,616
  (a)United Therapeutics Corporation ...........................................                    22,100                  544,102
                                                                                                                       ------------
                                                                                                                          3,961,712
                                                                                                                       ------------
Retail - Apparel - 9.04%
  (a)AnnTaylor Stores Corporation ..............................................                    27,800                1,126,734
  (a)Casual Male Retail Group, Inc. ............................................                   169,400                1,651,650
     Circuit City Stores - Circuit City Group ..................................                    63,300                  739,344
     Nu Skin Enterprises, Inc. .................................................                    38,000                  899,460
  (a)Stage Stores, Inc. ........................................................                    11,300                  443,638
                                                                                                                       ------------
                                                                                                                          4,860,826
                                                                                                                       ------------
Savings & Loans - 1.33%
  (a)Franklin Bank Corporation .................................................                    42,300                  715,293
                                                                                                                       ------------

Semiconductors - 14.88%
  (a)Axecelis Technologies .....................................................                    80,200                  842,902
  (a)Conexant Systems, Inc. ....................................................                   109,700                  477,195
  (a)Cypress Semiconductor Corporation .........................................                    37,300                  521,081
  (a)DSP Group, Inc. ...........................................................                    38,000                  941,640
  (a)FSI International, Inc. ...................................................                   108,800                  652,800
  (a)Kopin Corporation .........................................................                    95,900                  477,582
  (a)LTX Corporation ...........................................................                   131,500                1,437,295
  (a)MKS Instruments, Inc. .....................................................                    32,500                  624,650
  (a)Rudolph Technologies Inc. .................................................                    37,900                  609,053
  (a)Silicon Image, Inc. .......................................................                    81,100                  826,409
  (a)Tripath Technology Inc. ...................................................                   136,600                  383,846
  (a)TriQuint Semiconductor, Inc. ..............................................                    38,300                  210,267
                                                                                                                       ------------
                                                                                                                          8,004,720
                                                                                                                       ------------
Software - 6.47%
  (a)Concord Communications, Inc. ..............................................                    20,600                  252,350
  (a)Epicor Software Corporation ...............................................                    85,500                1,095,255
  (a)OpenTV Corporation ........................................................                   225,600                  651,984
  (a)Take-Two Interactive Software, Inc. .......................................                    24,600                  710,694
  (a)Verint Systems, Inc. ......................................................                    28,600                  768,196
                                                                                                                       ------------
                                                                                                                          3,478,479
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 3.13%
        (a)AudioCodes Ltd. .....................................................                    31,700             $    297,346
        (a)Extreme Networks, Inc. ..............................................                   118,500                  655,305
        (a)PTEK Holdings, Inc. .................................................                    31,800                  323,406
        (a)Sonus Networks, Inc. ................................................                   107,300                  407,740
                                                                                                                       ------------
                                                                                                                          1,683,797
                                                                                                                       ------------
      Transportation - 0.97%
        (a)Pacer International, Inc. ...........................................                    27,900                  524,520
                                                                                                                       ------------


           Total Common Stocks (Cost $49,548,082) ........................................................               53,723,432
                                                                                                                       ------------


Total Value of Investments (Cost $49,548,082 (b)) ..............................                     99.86 %           $ 53,723,432
Other Assets Less Liabilities ..................................................                      0.14 %                 73,635
                                                                                                 ---------             ------------
      Net Assets ...............................................................                    100.00 %           $ 53,797,067
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..................................................................................             $ 10,035,516
Unrealized depreciation ..................................................................................               (5,860,166)
                                                                                                                       ------------

            Net unrealized appreciation ..................................................................             $  4,175,350
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt










See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $49,548,082) ........................................................                $ 53,723,432
      Income receivable ...............................................................................                       1,663
      Receivable for investments sold .................................................................                   1,444,383
      Other assets ....................................................................................                       4,081
                                                                                                                       ------------

           Total assets ...............................................................................                  55,173,559
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      27,262
      Payable for investment purchases ................................................................                   1,335,060
      Disbursements in excess of cash on demand deposit ...............................................                      14,170
                                                                                                                       ------------

           Total liabilities ..........................................................................                   1,376,492
                                                                                                                       ------------

NET ASSETS
      (applicable to 4,812,987 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 53,797,067
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($53,797,067 / 4,812,987 shares) ................................................................                $      11.18
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 97 of $11.18) ............................................................................                $      11.53
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 48,632,192
      Accumulated net investment loss .................................................................                    (427,335)
      Undistributed net realized gain on investments ..................................................                   1,416,860
      Net unrealized appreciation on investments ......................................................                   4,175,350
                                                                                                                       ------------
                                                                                                                       $ 53,797,067
                                                                                                                       ============
















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $     92,158
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   378,559
           Fund administration fees (note 2) ............................................................                    47,577
           Custody fees (note 2) ........................................................................                     8,270
           Registration and filing administration fees (note 2) .........................................                     2,915
           Fund accounting fees (note 2) ................................................................                    16,528
           Audit and tax preparation fees ...............................................................                     9,923
           Legal fees ...................................................................................                     4,812
           Securities pricing fees ......................................................................                     3,307
           Shareholder administration fees (note 2) .....................................................                    25,000
           Shareholder recordkeeping fees (note 2) ......................................................                     9,000
           Shareholder servicing expenses ...............................................................                     2,317
           Registration and filing expenses .............................................................                     7,407
           Printing expenses ............................................................................                     2,908
           Trustee fees and meeting expenses ............................................................                     4,161
           Other operating expenses .....................................................................                     3,911
                                                                                                                       ------------

               Total expenses ...........................................................................                   526,595

                    Less expense reimbursements (note 4) ................................................                    (7,102)
                                                                                                                       ------------

               Net expenses .............................................................................                   519,493
                                                                                                                       ------------

                    Net investment loss .................................................................                  (427,335)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 7,787,983
      Change in unrealized appreciation on investments ..................................................                (9,352,453)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ..............................................                (1,564,470)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $ (1,991,805)
                                                                                                                       ============









See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended           Year ended
                                                                                                   April 30,             October
                                                                                                   2004 (a)                2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................             $   (427,335)         $   (745,698)
         Net realized gain from investment transactions ............................                7,787,983               341,981
         Change in unrealized appreciation on investments ..........................               (9,352,453)           18,279,139
                                                                                                 ------------          ------------

              Net (decrease) increase in net assets resulting from operations ......               (1,991,805)           17,875,422
                                                                                                 ------------          ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ......               (3,114,864)          (26,731,256)
                                                                                                 ------------          ------------

                     Total decrease in net assets ..................................               (5,106,669)           (8,855,834)

NET ASSETS

     Beginning of period ...........................................................               58,903,736            67,759,570
                                                                                                 ------------          ------------

     End of period .................................................................             $ 53,797,067          $ 58,903,736
                                                                                                 ============          ============



(a) Unaudited.

(b) A summary of capital share activity follows:

                                                 ----------------------------------------------------------------------------------
                                                            Period ended                                  Year ended
                                                         April 30, 2004 (a)                            October 31, 2003

                                                     Shares                Value                   Shares                Value
                                                 ----------------------------------------------------------------------------------

Shares sold ..........................                61,051           $    701,658                  486,449           $  4,313,043

Shares redeemed ......................              (315,404)            (3,816,522)              (3,500,998)           (31,044,299)
                                                 ------------          ------------            -------------           ------------

     Net decrease ....................               (254,353)         $ (3,114,864)              (3,014,549)          $(26,731,256)
                                                 ============          ============            =============           ============









See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                             Period ended    Year ended      Year ended     Period ended  Year ended     Year ended
                                               April 30,     October 31,     October 31,     October 31,   August 31,    August 31,
                                               2004 (a)        2003            2002          2001 (b)        2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $    11.62     $     8.38     $    10.95     $    12.55    $    26.52     $    16.81

 (Loss) income from investment operations
      Net investment loss ...............          (0.09)         (0.15)         (0.17)         (0.02)        (0.17)         (0.34)
      Net realized and unrealized (loss) gain
          on investments                           (0.35)          3.39          (1.78)         (1.58)        (9.05)         10.72
                                              ----------     ----------     ----------     ----------    ----------     ----------
          Total from investment operations         (0.44)          3.24          (1.95)         (1.60)        (9.22)         10.38
                                              ----------     ----------     ----------     ----------    ----------     ----------

 Distributions to shareholders from
      Net realized gain from investment
          transactions .................            0.00           0.00          (0.62)          0.00         (4.75)         (0.67)
                                              ----------     ----------     ----------     ----------    ----------     ----------
Net asset value, end of period .........      $    11.18     $    11.62     $     8.38     $    10.95    $    12.55     $    26.52
                                              ==========     ==========     ==========     ==========    ==========     ==========

Total return (d) .......................           (3.79)%        38.66 %       (19.07)%       (12.75)%      (38.06)%        63.18 %
                                              ==========     ==========     ==========     ==========    ==========     ==========

Ratios/supplemental data
 Net assets, end of period (000's) .....      $   53,797     $   58,904     $   67,760     $  135,159    $  162,311     $  318,368
                                              ==========     ==========     ==========     ==========    ==========     ==========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees  1.73 %(c)      1.77 %         1.59 %         1.67 %(c)     1.48 %         1.42 %
     After expense reimbursements and waived fees   1.72 %(c)      1.73 %         1.56 %         1.65 %(c)     1.47 %         1.40 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees (1.43)%(c)     (1.35)%        (1.28)%        (1.22)%(c)    (1.11)%        (1.24)%
     After expense reimbursements and waived fees  (1.41)%(c)     (1.31)%        (1.25)%        (1.20)%(c)    (1.10)%        (1.23)%

Portfolio turnover rate ......................     51.49 %        84.23 %        70.10 %        14.66 %       84.73 %        82.00 %

(a) Unaudited.
(b) For the period from September 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect  payment of a sales  charge.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $5,695,734 of which $1,728,309 expires in the year 2009 and $3,967,425 expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.







                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended April 30, 2004, the Distributor did not retain any sales charges.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $30,596,068 and $33,425,211, respectively, for the period ended April 30, 2004.


NOTE 4 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2004, the Fund's expenses were reduced by $7,102 under these agreements.





                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.

                   (This page was intentionally left blank.)

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2004




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                            Capital Investment Group
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.54%

      Apparel - 8.11%
        (a)Columbia Sportswear Company ...........................................                  10,200             $    543,048
           Jones Apparel Group, Inc. .............................................                  35,500                1,299,300
           Nike, Inc. ............................................................                   7,900                  568,405
                                                                                                                       ------------
                                                                                                                          2,410,753
                                                                                                                       ------------
      Banks - 1.75%
           Investors Financial Services Corporation ..............................                  13,400                  520,858
                                                                                                                       ------------

      Coal - 1.77%
           CONSOL Energy Inc. ....................................................                  18,400                  526,792
                                                                                                                       ------------

      Commercial Services - 3.51%
           Cendant Corporation ...................................................                  27,700                  655,936
           Moody's Corporation ...................................................                   6,000                  387,060
                                                                                                                       ------------
                                                                                                                          1,042,996
                                                                                                                       ------------
      Computers - 1.60%
        (a)SanDisk Corporation ...................................................                  20,500                  473,755
                                                                                                                       ------------

      Diverisified Financial Services - 4.27%
        (a)AmeriCredit Corporation ...............................................                  41,800                  677,578
           Capital One Financial Corporation .....................................                   9,000                  589,770
                                                                                                                       ------------
                                                                                                                          1,267,348
                                                                                                                       ------------
      Electric - 1.90%
        (a)Reliant Energy Inc. ...................................................                  68,000                  565,080
                                                                                                                       ------------

      Energy - 0.82%
           Peabody Energy Corporation ............................................                   5,200                  243,828
                                                                                                                       ------------

      Healthcare - Products - 13.15%
        (a)Boston Scientific Corporation .........................................                  29,900                1,231,581
        (a)INAMED Corporation ....................................................                  13,800                  811,992
        (a)St. Jude Medical, Inc. ................................................                  12,600                  960,876
        (a)Zimmer Holdings, Inc. .................................................                  11,300                  902,305
                                                                                                                       ------------
                                                                                                                          3,906,754
                                                                                                                       ------------
      Homebuilders - 2.07%
           Lennar Corporation Class A ............................................                  13,100                  613,735
                                                                                                                       ------------

      Internet - 6.29%
        (a)Amazon.com, Inc. ......................................................                  10,100                  438,946
        (a)CheckFree Corporation .................................................                  17,400                  522,696
        (a)SINA Corporation ......................................................                  14,200                  404,700
        (a)WebMD Corporation .....................................................                  57,000                  501,030
                                                                                                                       ------------
                                                                                                                          1,867,372
                                                                                                                       ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Lodging - 2.07%
        (a)MGM Mirage ..............................................................                13,400             $    613,854
                                                                                                                       ------------

      Machinery - Diversified - 1.75%
           Cognex Corporation ......................................................                16,400                  521,192
                                                                                                                       ------------

      Media - 3.13%
        (a)Cumulus Media, Inc. .....................................................                27,000                  567,540
           Grupo Televisa S.A. - ADR ...............................................                 8,300                  361,797
                                                                                                                       ------------
                                                                                                                            929,337
                                                                                                                       ------------
      Oil & Gas Services - 2.47%
        (a)BJ Services Company .....................................................                 9,000                  400,500
        (a)Nabors Industries, Inc. .................................................                 7,500                  332,700
                                                                                                                       ------------
                                                                                                                            733,200
                                                                                                                       ------------
      Packaging & Containers - 2.33%
        (a)Crown Holdings Inc. .....................................................                82,100                  692,924
                                                                                                                       ------------

      Pharmaceuticals - 6.25%
        (a)Caremark Rx, Inc. .......................................................                21,500                  727,775
           Mylan Laboratories Inc. .................................................                18,100                  414,671
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                11,600                  714,096
                                                                                                                       ------------
                                                                                                                          1,856,542
                                                                                                                       ------------
      Retail - 1.28%
           Circuit City Stores, Inc. ...............................................                32,500                  379,600
                                                                                                                       ------------

      Retail - Apparel - 1.70%
           TJX Companies, Inc. .....................................................                20,500                  503,685
                                                                                                                       ------------

      Semiconductors - 18.41%
        (a)Advanced Micro Devices, Inc. ............................................                43,000                  611,460
        (a)Agere Systems, Inc. .....................................................               153,800                  333,746
        (a)Applied Materials, Inc. .................................................                25,700                  468,511
        (a)Conexant Systems, Inc. ..................................................                75,600                  328,860
        (a)Fairchild Semiconductor Corporation .....................................                21,500                  418,605
           Microchip Technology, Inc. ..............................................                26,700                  748,134
        (a)Micron Technology, Inc. .................................................                37,000                  503,940
        (a)National Semiconductor Corporation ......................................                13,900                  566,981
        (a)NVIDIA Corporation ......................................................                26,000                  534,040
        (a)Teradyne, Inc. ..........................................................                20,300                  413,714
           Texas Instruments, Inc. .................................................                21,500                  539,650
                                                                                                                       ------------
                                                                                                                          5,467,641
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software - 4.18%
        (a)Electronic Arts, Inc. .....................................................              14,000             $    708,680
        (a)Mercury Interactive Corporation ...........................................              12,500                  531,875
                                                                                                                       ------------
                                                                                                                         1,240,555
                                                                                                                       ------------
      Telecommunications - Equipment - 7.07%
        (a)Advanced Fibre Communications, Inc. .......................................              20,500                  342,350
        (a)Foundry Networks, Inc. ....................................................              29,300                  331,090
           Motorola, Inc. ............................................................              28,900                  527,425
           QUALCOMM, Inc. ............................................................              14,400                  899,424
                                                                                                                       ------------
                                                                                                                          2,100,289
                                                                                                                       ------------
      Toys / Games / Hobbies - 1.66%
        (a)Marvel Enterprises, Inc. ..................................................              25,950                  492,791
                                                                                                                       ------------

           Total Common Stocks (Cost $23,919,804) ........................................................               28,970,881
                                                                                                                       ------------

INVESTMENT COMPANY - 0.88%

           AIM Liquid Assets Portfolio - Institutional Class .........................             261,811                  261,811
           (Cost $261,811)                                                                                             ------------


Total Value of Investments (Cost $24,181,615 (b)) ....................................               98.42 %           $ 29,232,692
Other Assets Less Liabilities ........................................................                1.58 %                467,852
                                                                                                  --------             ------------
      Net Assets .....................................................................              100.00 %           $ 29,700,544
                                                                                                  ========             ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .......................................................................             $  6,699,513
           Unrealized depreciation .......................................................................               (1,648,436)
                                                                                                                       ------------

                                   Net unrealized appreciation ...........................................             $  5,051,077
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt






See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $24,181,615) ........................................................                $ 29,232,692
      Receivable for investments sold .................................................................                     675,456
      Receivable for fund shares sold .................................................................                      44,390
      Other assets ....................................................................................                      11,631
                                                                                                                       ------------

           Total assets ...............................................................................                  29,964,169
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      41,399
      Payable for investment purchases ................................................................                     203,701
      Other liabilities ...............................................................................                      18,525
                                                                                                                       ------------

           Total liabilities ..........................................................................                     263,625
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 29,700,544
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 99,456,945
      Accumulated net investment loss .................................................................                    (256,321)
      Accumulated net realized loss on investments ....................................................                 (74,551,157)
      Net unrealized appreciation on investments ......................................................                   5,051,077
                                                                                                                       ------------
                                                                                                                       $ 29,700,544
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($22,010,110 / 2,135,013 shares) ...........................................................                $      10.31
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($7,690,434 / 789,886 shares) ..............................................................                $       9.74
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $9.74) ............................................                $      10.04
                                                                                                                       ============
















See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................            $     45,232
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ..............................................................                 165,431
           Fund administration fees (note 2) ..............................................................                  12,407
           Distribution and service fees - Class A Investor Shares (note 3) ...............................                  10,388
           Custody fees (note 2) ..........................................................................                  15,871
           Registration and filing administration fees (note 2) ...........................................                   5,477
           Fund accounting fees (note 2) ..................................................................                  28,654
           Audit and tax preparation fees .................................................................                  10,469
           Legal fees .....................................................................................                   8,110
           Securities pricing fees ........................................................................                   2,263
           Shareholder administration fees (note 2) .......................................................                  12,500
           Shareholder recordkeeping fees (note 2) ........................................................                  13,500
           Shareholder servicing expenses .................................................................                   2,093
           Registration and filing expenses ...............................................................                   7,267
           Printing expenses ..............................................................................                   5,207
           Trustee fees and meeting expenses ..............................................................                   4,199
           Other operating expenses .......................................................................                   8,818
                                                                                                                       ------------

               Total expenses .............................................................................                 312,654

                    Less expense reimbursements (note 5) ..................................................                 (11,101)
                                                                                                                       ------------

               Net expenses ...............................................................................                 301,553
                                                                                                                       ------------

                    Net investment loss ...................................................................                (256,321)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               5,963,146
      Change in unrealized appreciation on investments ....................................................              (5,108,030)
                                                                                                                       ------------

           Net realized and unrealized gain on investments ................................................                 855,116
                                                                                                                       ------------

               Net increase in net assets resulting from operations .......................................            $    598,795
                                                                                                                       ============








See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended           Year ended
                                                                                                   April 30,             October
                                                                                                   2004 (a)                2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss .............................................................       $    (256,321)        $   (864,845)
         Net realized gain from investment transactions ..................................           5,963,146            9,261,725
         Change in unrealized appreciation on investments ................................          (5,108,030)          22,340,988
                                                                                                 ------------          ------------
              Net increase in net assets resulting from operations .......................             598,795           30,737,868
                                                                                                 ------------          ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ............          (8,936,189)        (121,746,558)
                                                                                                 ------------          ------------

                     Total decrease in net assets ........................................          (8,337,394)         (91,008,690)

NET ASSETS
     Beginning of period .................................................................          38,037,938          129,046,628
                                                                                                 ------------          ------------

     End of period .......................................................................       $  29,700,544         $ 38,037,938
                                                                                                 ============          ============


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                  Period ended                             Year ended
                                                               April 30, 2004 (a)                       October 31, 2003
                                                           Shares              Value                Shares               Value
---------------------------------------------------    -----------------------------------------------------------------------------
               INSTITUTIONAL SHARES
---------------------------------------------------
Shares sold ....................................              25,110        $     269,264              744,038        $   5,403,620
Shares redeemed ................................            (807,823)          (8,106,268)          (3,723,533)         (28,986,359)
                                                       -------------        -------------        -------------        -------------
     Net decrease ..............................            (782,713)       $  (7,837,004)          (2,979,495)       $ (23,582,739)
                                                       =============        =============        =============        =============
---------------------------------------------------
             CLASS A INVESTOR SHARES
---------------------------------------------------
Shares sold ....................................               6,249        $      59,964              103,500        $     739,120
Shares redeemed ................................            (116,121)          (1,159,149)            (402,864)          (3,146,602)
                                                       -------------        -------------        -------------        -------------
     Net decrease ..............................            (109,872)       $  (1,099,185)            (299,364)       $  (2,407,482)
                                                       =============        =============        =============        =============

---------------------------------------------------
            SUPER-INSTITUTIONAL SHARES
---------------------------------------------------
Shares sold ....................................                   0        $           0                    0        $           0
Shares redeemed ................................                   0                    0          (10,270,512)         (95,756,337)
                                                       -------------        -------------        -------------        -------------
     Net increase (decrease) ...................                   0        $           0          (10,270,512)       $ (95,756,337)
                                                       =============        =============        =============        =============

---------------------------------------------------
                  FUND SUMMARY
---------------------------------------------------
Shares sold ....................................              31,359        $     329,228              847,538        $   6,142,740
Shares redeemed ................................            (923,944)          (9,265,417)         (14,396,909)        (127,889,298)
                                                       -------------        -------------        -------------        -------------
     Net decrease ..............................            (892,585)       $  (8,936,189)         (13,549,371)       $(121,746,558)
                                                       =============        =============        =============        =============




See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                             Period ended    Year ended     Year ended   Period ended    Year ended      Year ended
                                               April 30,     October 31,    October 31,   October 31,   February 28,    February 29,
                                               2004 (a)         2003           2002        2001 (b)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    10.09     $     7.39     $     9.65     $    13.35    $    33.08     $    16.60

  Income (loss) from investment operations
       Net investment loss .................       (0.09)         (0.10)         (0.09)         (0.06)        (0.15)         (0.21)
       Net realized and unrealized gain (loss)
           on investments                           0.31           2.80          (2.16)         (3.64)        (8.38)         17.92
                                              ----------     ----------     ----------     ----------    ----------     ----------
           Total from investment operations         0.22           2.70          (2.25)         (3.70)        (8.53)         17.71
                                              ----------     ----------     ----------     ----------    ----------     ----------

  Distributions to shareholders from
       Net realized gain from investment
            transactions ..................         0.00           0.00          (0.01)          0.00        (11.20)         (1.23)
                                              ----------     ----------     ----------     ----------    ----------     ----------

Net asset value, end of period ............   $    10.31     $    10.09     $     7.39     $     9.65    $    13.35     $    33.08
                                              ==========     ==========     ==========     ==========    ==========     ==========

Total return ..............................         2.18 %        36.54 %       (23.34)%       (27.72)%      (32.25)%       110.91 %
                                              ==========     ==========     ==========     ==========    ==========     ==========

Ratios/supplemental data
      Net assets, end of period (000's) ...     $ 22,010     $   29,451     $   43,565     $   58,667    $   75,221     $  120,416
                                              ==========     ==========     ==========     ==========    ==========     ==========

 Ratio of expenses to average net assets
    Before expense reimbursements and waived fees   1.83 %(c)      1.35 %         1.26 %         1.23 %(c)     1.18 %         1.21 %
    After expense reimbursements and waived fees    1.76 %(c)      1.25 %         1.20 %         1.20 %(c)     1.17 %         1.17 %
 Ratio of net investment loss to average net assets
    Before expense reimbursements and waived fees  (1.55)%(c)     (0.96)%        (1.03)%        (0.78)%(c)    (0.95)%        (1.03)%
    After expense reimbursements and waived fees   (1.48)%(c)     (0.86)%        (0.97)%        (0.74)%(c)    (0.93)%        (1.00)%

 Portfolio turnover rate .......................   42.62 %        85.67 %       104.17 %        96.61 %      124.81 %       165.92 %

(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
                                                                                                                         (Continued)



                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                           Period ended      Year ended     Year ended   Period ended    Year ended      Year ended
                                             April 30,       October 31,    October 31,   October 31,   February 28,    February 29,
                                             2004 (a)           2003           2002        2001 (b)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....     $     9.54     $     7.05      $    9.28     $    12.88    $    32.47     $    16.37

 Income (loss) from investment operations
      Net investment loss ...............          (0.09)         (0.16)         (0.17)         (0.11)        (0.22)         (0.33)
      Net realized and unrealized gain (loss)
          on investments                            0.29           2.65          (2.05)         (3.49)        (8.17)         17.66
                                              ----------     ----------     ----------     ----------    ----------     ----------
          Total from investment operations          0.20           2.49          (2.22)         (3.60)        (8.39)         17.33
                                              ----------     ----------     ----------     ----------    ----------     ----------

 Distributions to shareholders from
      Net realized gain from investment
          transactions ..................           0.00           0.00         (0.01)           0.00        (11.20)         (1.23)
                                              ----------     ----------     ----------     ----------    ----------     ----------

Net asset value, end of period ..........     $     9.74     $     9.54     $     7.05     $     9.28    $    12.88     $    32.47
                                              ==========     ==========     ==========     ==========    ==========     ==========

Total return (d) ........................           2.10 %        35.32 %       (23.95)%       (27.89)%      (32.52)%       110.07 %
                                              ==========     ==========     ==========     ==========    ==========     ==========

Ratios/supplemental data
      Net assets, end of period (000's)       $    7,690     $    8,587     $    8,452     $   15,225    $   25,779     $   33,200
                                              ==========     ==========     ==========     ==========    ==========     ==========

 Ratio of expenses to average net assets
    Before expense reimbursements and waived fees   2.07 %(c)      2.25 %         1.93 %         1.72 %(c)     1.53 %         1.59 %
    After expense reimbursements and waived fees    2.01 %(c)      2.16 %         1.87 %         1.69 %(c)     1.51 %         1.56 %
 Ratio of net investment loss to average net assets
    Before expense reimbursements and waived fees  (1.82)%(c)     (1.86)%        (1.69)%        (1.27)%(c)    (1.29)%        (1.41)%
    After expense reimbursements and waived fees   (1.75)%(c)     (1.77)%        (1.63)%        (1.23)%(c)    (1.28)%        (1.38)%

 Portfolio turnover rate .......................   42.62 %        85.67 %       104.17 %        96.61 %      124.81 %       165.92 %

(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor Shares were liquidated. On September 17, 2003, the Super-Institutional Shares were liquidated leaving two available classes of shares - Institutional Shares and Class A Investor Shares. The Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes -No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $79,006,360 of which $53,488,256 expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.






                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and Class A Investor Shares. The Administrator also received a monthly fee of $2,250 for the Institutional Shares and Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.







                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended April 30, 2004, the Distributor retained sales charges in the amount of $114.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $10,388 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended April 30, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $14,098,762 and $23,768,718, respectively, for the period ended April 30, 2004.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2004, the Fund's expenses were reduced by $11,101 under these agreements.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.

                    This page was intentionally left blank.)

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                            Capital Investment Group
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.37%

      Aerospace / Defense - 2.11%
           The Boeing Company ..................................................                    92,100             $  3,931,749
                                                                                                                       ------------

      Apparel - 4.81%
           Jones Apparel Group, Inc. ...........................................                   132,700                4,856,820
           Nike, Inc. ..........................................................                    56,800                4,086,760
                                                                                                                       ------------
                                                                                                                          8,943,580
                                                                                                                       ------------
      Commercial Services - 4.43%
           Cendant Corporation .................................................                   193,800                4,589,184
           Moody's Corporation .................................................                    56,600                3,651,266
                                                                                                                       ------------
                                                                                                                          8,240,450
                                                                                                                       ------------
      Computers - 2.33%
      (a)  Dell Computer Corporation ...........................................                   125,000                4,338,750
                                                                                                                       ------------

      Diversified Financial Services - 11.32%
           Capital One Financial Corporation ...................................                    56,100                3,676,233
           Citigroup, Inc. .....................................................                    67,800                3,260,502
           Freddie Mac .........................................................                    64,400                3,760,960
           Goldman Sachs Group, Inc. ...........................................                    35,000                3,386,250
           Lehman Brothers Holdings, Inc. ......................................                    36,200                2,657,080
           MBNA Corporation ....................................................                   177,300                4,322,574
                                                                                                                       ------------
                                                                                                                         21,063,599
                                                                                                                       ------------
      Food - 2.62%
           Hershey Foods Corporation ...........................................                    54,820                4,872,950
                                                                                                                       ------------

      Healthcare - Products - 6.68%
      (a)  Boston Scientific Corporation .......................................                   133,500                5,498,865
      (a)  St. Jude Medical, Inc. ..............................................                    90,915                6,933,178
                                                                                                                       ------------
                                                                                                                         12,432,043
                                                                                                                       ------------
      Healthcare - Services - 1.55%
           HCA Inc. ............................................................                    70,700                2,872,541
                                                                                                                       ------------

      Homebuilders - 2.07%
           Lennar Corporation - Class A ........................................                    82,000                3,841,700
                                                                                                                       ------------

      Internet - 3.61%
      (a)  Amazon.com, Inc. ....................................................                    64,500                2,803,170
      (a)  InterActiveCorp .....................................................                   123,000                3,920,010
                                                                                                                       ------------
                                                                                                                          6,723,180
                                                                                                                       ------------




                                                                                                                         (Continued)


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 5.10%
      (a)  Comcast Corporation ...................................................                 197,000             $  5,711,030
      (a)  Time Warner, Inc. .....................................................                 225,000                3,784,500
                                                                                                                       ------------
                                                                                                                          9,495,530
                                                                                                                       ------------
      Miscellaneous - Manufacturing - 5.13%
           General Electric Company ..............................................                 125,900                3,770,705
           Tyco International Ltd. ...............................................                 210,100                5,767,245
                                                                                                                       ------------
                                                                                                                          9,537,950
                                                                                                                       ------------
      Oil & Gas - Equipment & Services - 8.31%
      (a)  BJ Services Company ...................................................                  75,125                3,343,063
           Exxon Mobil Corporation ...............................................                  93,350                3,972,042
           Halliburton Company ...................................................                 158,286                4,716,923
      (a)  Nabors Industries, Inc. ...............................................                  77,400                3,433,464
                                                                                                                       ------------
                                                                                                                         15,465,492
                                                                                                                       ------------
      Pharmaceuticals - 9.05%
      (a)  Caremark Rx, Inc. .....................................................                 137,300                4,647,605
           GlaxoSmithKline PLC ...................................................                  78,400                3,292,800
           Mylan Laboratories Inc. ...............................................                 144,700                3,315,077
           Teva Pharmaceutical Industries Ltd. - ADR .............................                  90,600                5,577,336
                                                                                                                       ------------
                                                                                                                         16,832,818
                                                                                                                       ------------
      Retail - 4.50%
           Target Corporation ....................................................                  86,700                3,760,179
           The May Department Stores Company .....................................                 149,900                4,616,920
                                                                                                                       ------------
                                                                                                                          8,377,099
                                                                                                                       ------------
      Semiconductors - 10.88%
      (a)  Advanced Micro Devices, Inc. ..........................................                 290,300                4,128,066
      (a)  Agere Systems, Inc. ...................................................                 752,900                1,633,793
      (a)  Applied Materials, Inc. ...............................................                 235,800                4,298,634
      (a)  Micron Technology, Inc. ...............................................                 262,200                3,571,164
      (a)  Teradyne, Inc. ........................................................                 196,800                4,010,784
           Texas Instruments, Inc. ...............................................                 103,300                2,592,830
                                                                                                                       ------------
                                                                                                                         20,235,271
                                                                                                                       ------------
      Software - 7.38%
           Adobe Systems, Inc. ...................................................                  91,300                3,774,342
      (a)  Electronic Arts Inc. ..................................................                  59,115                2,992,401
      (a)  Mercury Interactive Corporation .......................................                  83,000                3,531,650
           Microsoft Corporation .................................................                 132,300                3,435,831
                                                                                                                       ------------
                                                                                                                         13,734,224
                                                                                                                       ------------





                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 7.49%
      (a)  Cisco Systems, Inc. ................................................                    217,800             $  4,545,486
      (a)  Corning Inc. .......................................................                    245,800                2,711,174
           Motorola Inc. ......................................................                    120,400                2,197,300
           QUALCOMM, Inc. .....................................................                     71,800                4,484,628
                                                                                                                       ------------
                                                                                                                         13,938,588
                                                                                                                       ------------

           Total Common Stocks (Cost $180,482,890) .......................................................              184,877,514
                                                                                                                       ------------

INVESTMENT COMPANY - 1.97%

      AIM Liquid Assets Portfolio - Institutional Class .......................                  3,667,305                3,667,305
           (Cost $3,667,305)                                                                                           ------------



Total Value of Investments (Cost $184,150,195 (b)) ............................                     101.34 %           $188,544,819
Liabilities in Excess of Other Assets .........................................                      (1.34)%             (2,487,476)
                                                                                                 ---------             ------------
      Net Assets ..............................................................                     100.00 %           $186,057,343
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................            $ 10,136,689
           Unrealized depreciation ........................................................................              (5,742,065)
                                                                                                                       ------------

                                   Net unrealized appreciation ............................................            $  4,394,624
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt








See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $184,150,195) ......................................................                 $188,544,819
      Cash ...........................................................................................                       16,392
      Income receivable ..............................................................................                       50,819
      Receivable for investments sold ................................................................                    2,030,477
      Receivable for fund shares sold ................................................................                    2,194,746
      Other asset ....................................................................................                       10,974
                                                                                                                       ------------

           Total assets ..............................................................................                  192,848,227
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       40,654
      Payable for investment purchases ...............................................................                    6,715,095
      Payable for fund shares redeemed ...............................................................                       35,135
                                                                                                                       ------------

           Total liabilities .........................................................................                    6,790,884
                                                                                                                       ------------

NET ASSETS
      (applicable to 12,181,607 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $186,057,343
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($186,057,343 / 12,181,607 shares) .............................................................                 $      15.27
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $180,925,102
      Accumulated net investment loss ................................................................                     (397,265)
      Undistributed net realized gain on investments .................................................                    1,134,882
      Net unrealized appreciation on investments .....................................................                    4,394,624
                                                                                                                       ------------
                                                                                                                       $186,057,343
                                                                                                                       ============

















See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    462,847
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   669,553
           Fund administration fees (note 2) ............................................................                    50,217
           Distribution and service fees (note 3) .......................................................                   167,388
           Custody fees (note 2) ........................................................................                    15,733
           Registration and filing administration fees (note 2) .........................................                     3,786
           Fund accounting fees (note 2) ................................................................                    20,196
           Audit and tax preparation fees ...............................................................                     6,800
           Legal fees ...................................................................................                     4,501
           Securities pricing fees ......................................................................                     1,967
           Shareholder administration fees (note 2) .....................................................                     6,250
           Shareholder recordkeeping fees (note 2) ......................................................                     9,000
           Shareholder servicing expenses ...............................................................                     6,214
           Registration and filing expenses .............................................................                    11,339
           Printing expenses ............................................................................                    13,453
           Trustee fees and meeting expenses ............................................................                     3,473
           Other operating expenses .....................................................................                     6,930
                                                                                                                       ------------

               Total expenses ...........................................................................                   996,800

               Less:
                    Expense reimbursements (note 5) .....................................................                   (74,349)
                    Distribution and service fees waived (note 3) .......................................                   (62,339)
                                                                                                                       ------------

               Net expenses .............................................................................                   860,112
                                                                                                                       ------------

                    Net investment loss .................................................................                  (397,265)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 6,348,347
      Change in unrealized appreciation on investments ..................................................                (6,038,380)
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                   309,967
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $    (87,298)
                                                                                                                       ============






See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended           Year ended
                                                                                                   April 30,             October
                                                                                                   2004 (a)                2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .....................................................                    $   (397,265)   $    (214,532)
         Net realized gain from investment transactions ..........................                       6,348,347          617,536
         Change in unrealized appreciation on investments ........................                      (6,038,380)      12,346,153
                                                                                                      -------------   -------------

              Net (decrease) increase in net assets resulting from operations ....                          (87,298)     12,749,157
                                                                                                      -------------   -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ....                      116,086,481      33,356,995
                                                                                                      -------------   -------------

                     Total increase in net assets ................................                     115,999,183       46,106,152

NET ASSETS

     Beginning of period .........................................................                       70,058,160      23,952,008
                                                                                                      -------------   -------------

     End of period ...............................................................                    $ 186,057,343   $  70,058,160
                                                                                                      =============   =============


(a) Unaudited.

(b) A summary of capital share activity follows:

                                              -------------------------------------------------------------------------------------
                                                            Period ended                                  Year ended
                                                         April 30, 2004 (a)                            October 31, 2003

                                                     Shares                Value                   Shares                Value
                                              -------------------------------------------------------------------------------------

Shares sold ........................              8,286,648           $ 129,356,714               3,215,309           $  41,907,939

Shares redeemed ....................               (844,654)            (13,270,233)               (676,286)             (8,550,944)
                                              -------------           -------------           -------------           -------------

     Net increase ..................              7,441,994           $ 116,086,481               2,539,023           $  33,356,995
                                              =============           =============           =============           =============









See accompanying notes to financial statements



                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                            Period ended    Year ended     Year ended   Period ended    Year ended      Year ended
                                              April 30,     October 31,    October 31,   October 31,   February 28,    February 29,
                                              2004 (a)         2003           2002        2001 (b)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....     $    14.78     $    10.88     $    12.31     $    15.13    $    19.42     $    12.68

 Income (loss) from investment operations
      Net investment loss ...............          (0.03)         (0.05)         (0.07)         (0.02)        (0.08)         (0.07)
      Net realized and unrealized gain (loss)
            on investments                          0.52           3.95          (1.35)         (2.80)        (2.10)          8.18
                                              ----------     ----------     ----------     ----------    ----------     ----------
          Total from investment operations          0.49           3.90          (1.42)         (2.82)        (2.18)          8.11
                                              ----------     ----------     ----------     ----------    ----------     ----------

 Distributions to shareholders from
      Net realized gain from investment
          transactions .................            0.00           0.00          (0.01)          0.00         (2.11)         (1.37)
                                              ----------     ----------     ----------     ----------    ----------     ----------

Net asset value, end of period .........      $    15.27     $    14.78     $    10.88     $    12.31    $    15.13     $    19.42
                                              ==========     ==========     ==========     ==========    ==========     ==========

Total return ...........................            3.38 %        35.72 %       (11.47)%       (18.69)%      (12.37)%        66.64 %
                                              ==========     ==========     ==========     ==========    ==========     ==========

Ratios/supplemental data
      Net assets, end of period (000's)        $ 186,057     $   70,058     $   23,952     $   23,835    $   15,716     $   11,542
                                              ==========     ==========     ==========     ==========    ==========     ==========

 Ratio of expenses to average net assets
    Before expense reimbursements and waived fees   1.49 %(c)      1.76 %         1.73 %         1.72 %(c)    1.80 %          2.25 %
    After expense reimbursements and waived fees    1.28 %(c)      1.31 %         1.23 %         1.17 %(c)    1.25 %          1.15 %
 Ratio of net investment loss to average net assets
    Before expense reimbursements and waived fees  (0.80)%(c)     (1.06)%        (1.09)%        (0.86)%(c)   (1.06)%         (1.59)%
    After expense reimbursements and waived fees   (0.60)%(c)     (0.61)%        (0.59)%        (0.31)%(c)   (0.50)%         (0.49)%

 Portfolio turnover rate ................          39.45 %        71.04 %       110.65 %       105.88 %     136.22 %        130.44 %

(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.

See accompanying notes to financial statements









                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $4,442,851 of which $881,218 expires in the year 2009 and $3,561,633 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.







                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the voluntary fee waiver will continue. For the period ended April 30, 2004, there were no advisor fees waived.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Fund incurred $167,388 in distribution and service fees under the Plan for the period and the Distributor has voluntarily waived $62,339 of these fees for the period ended April 30, 2004.




                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2004
                                   (Unaudited)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $166,915,692 and $51,814,988, respectively, for the period ended April 30, 2004.


NOTE 5 - EXPENSE REDUCTION

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2004, the Fund's expenses were reduced by $74,349 under these agreements.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.

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











(This page was intentionally left blank.)

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.


         Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.


Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         Not applicable.

Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)   /s/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer


Date: June 22, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)   /s/ W. Whitfield Gardner
                            ________________________________
                            W. Whitfield Gardner
                            Trustee, Chairman and Principal Executive Officer
                            Gardner Lewis Investment Trust

Date:  June 23, 2004




By:  (Signature and Title)  /s/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer Gardner Lewis Investment Trust

Date:  June 22, 2004